Tax equity (Details Narrative)		12 Months Ended
	Jun. 20, 2023 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Dec. 04, 2023 USD ($)	Dec. 04, 2023 CAD ($)	Nov. 01, 2023 CAD ($)
DisclosureOfTaxEquityLineItems [Line Items]
Percentage of tax equity	9.00%
Loan value of acquisition date	$ 460,607					$ 2,498,973
Percentage of ownership	99.00%
Tax equity asset acquired on acquisition date	$ 474,547
Other income related to tax equity		$ 33,529
Interest accretion		32,182
Solar alliance devco [member]
DisclosureOfTaxEquityLineItems [Line Items]
Membership interest acquired	67.00%			33.00%	33.00%
Loan value of acquisition date	$ 574,824			$ 70,000	$ 94,354
Tax equity asset acquired on acquisition date	$ 474,547	$ 474,547